Annual Operating Expenses {- Fidelity® Government Cash Reserves} - 11.30 Fidelity Government Cash Reserves PRO-14 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default	Jan. 29, 2022
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.33%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Government Cash Reserves. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Government Cash Reserves will be able to avoid a negative yield.